CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares
Revenues
Commissions and fees, net	$ 201,036	¥ 1,399,575	¥ 941,868	¥ 2,198,575
Trading gains, net	29,857	207,857	34,333	40,554
Interest and investment income	5,027	35,000	18,128	5,406
Other revenues	7,092	49,373	100,415	204,411
Total Revenues	243,012	1,691,805	1,094,744	2,448,946
Expenses
Commission expense	(83)	(576)	(2,012)
Employee compensation and benefits	(120,832)	(841,205)	(808,292)	(1,066,553)
Advertising and promotion	(48,803)	(339,755)	(223,265)	(424,865)
Information technology and communications	(4,757)	(33,119)	(32,421)	(41,170)
Occupancy and equipment rental	(14,214)	(98,956)	(115,810)	(123,680)
Taxes and surcharges	(846)	(5,893)	(6,455)	(21,080)
Intangible assets amortization	(4,030)	(28,053)	(56,515)	(56,547)
Impairment of goodwill and intangible assets			(639,000)
Other expenses	(12,318)	(85,755)	(83,334)	(78,509)
Expenses	(205,883)	(1,433,312)	(1,967,104)	(1,812,404)
Income/(loss) before income taxes	37,129	258,493	(872,360)	636,542
Income tax expense	(18,375)	(127,925)	(1,028)	(169,556)
Net income/(loss)	18,754	130,568	(873,388)	466,986
Less: Net (loss)/gain attributable to non-controlling interests	6,448	44,888	(10,350)	(13,678)
Net income/(loss) attributable to Yintech	$ 12,306	¥ 85,680	¥ (863,038)	¥ 480,664
Earnings/(losses) per share
Basic | (per share)	$ 0.01	¥ 0.06	¥ (0.60)	¥ 0.34
Diluted | (per share)	$ 0.01	¥ 0.06	¥ (0.60)	¥ 0.33
Other comprehensive income/(loss)
Unrealized gain/(losses) on available-for-sale investments, net of tax	$ 149	¥ 1,033		¥ (800)
Foreign currency translation adjustment	338	2,348	¥ 22,538	(18,714)
Comprehensive income/(loss)	19,241	133,949	(850,850)	447,472
Comprehensive (loss)/gain attributable to non-controlling interests	6,488	45,165	(10,350)	(13,678)
Comprehensive income/(loss) attributable to Yintech	$ 12,753	¥ 88,784	¥ (840,500)	¥ 461,150